Notes Receivable (Details Narrative) - Secured Promissory Note [Member] - USD ($)	Mar. 22, 2022	Jun. 30, 2024
Short-Term Debt [Line Items]
Debt instrument term	3 years
Principal amount	$ 2,000,000
Interest rate	3.10%
Principal outstanding	$ 2,000,000	$ 2,000,000